UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptors ETF Fidelity® Disruptors ETF : FDIF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptors ETF for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptors ETF	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

  •Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, stock picks in the United States and Japan detracted from the fund's performance versus the industry index. Positioning in China also hurt. By segment, the primary detractors were picks in the industrial machinery & supplies & components and transaction & payment processing services groups.
  •The fund's non-benchmark stake in Flywire returned -44% and was the largest individual relative detractor. Other notable relative detractors included overweight positions in SolarEdge Technologies (-82%) and Liberty Broadband (-26%).
  •In contrast, from a regional standpoint, security selection in Singapore, and stock picks and an overweight in Taiwan, contributed to the fund's performance versus the industry index. By segment, market selection was the primary contributor, especially in semiconductors.
  •The fund's stake in Nvidia gained 186% and was the top individual relative contributor. Nvidia was the fund's largest holding. An underweight position in Apple (8%) and an overweight in Taiwan Semiconductor (+46%) also notably helped. Taiwan Semiconductor was also among our biggest holdings.
  •Notable changes in positioning include decreased exposure to China and a higher allocation to the United States and Taiwan. By segment, notable changes in positioning include increased exposure to the semiconductors group.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Disruptors ETF - NAV A	18.43%	12.74%
Fidelity® Disruptors ETF - Market Price B	18.03%	12.65%
MSCI ACWI (All Country World Index) Index A	23.98%	15.67%
A   From April 16, 2020

B   From June 20, 2023, date initially listed on the NASDAQ/NMS Global Market exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$95,867,608
Number of Holdings	7
Total Advisory Fee	$17
Portfolio Turnover	4%
What did the Fund invest in?
(as of May 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Disruptive Communications ETF	23.0
Fidelity Disruptive Technology ETF	20.8
Fidelity Disruptive Finance ETF	20.5
Fidelity Disruptive Automation ETF	18.2
Fidelity Disruptive Medicine ETF	17.4
99.9

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Fidelity Disruptors ETF converted from Fidelity Disruptors Fund on June 16, 2023. This move, approved by the Board of Trustees in November 2022, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913348.100 7027-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Medicine ETF Fidelity® Disruptive Medicine ETF : FMED Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Medicine ETF for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Medicine ETF	$ 48	0.50%
What affected the Fund's performance this period?

  •Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, stock picking in the United States and picks in emerging markets, primarily in China, detracted from the fund's performance versus the industry index. By segment, market selection was the primary detractor, especially an underweight in pharmaceuticals. Stock selection in health care services also hurt.
  •The fund's stake in agilon health returned -68% and was the biggest individual relative detractor. This period we increased our position. Holdings in Penumbra (-39%), which was among the fund's biggest holdings this period, and 10x Genomics (-58%) also hurt. All of these detractors were non-benchmark positions.
  •In contrast, from a regional standpoint, an overweight in the United States and an underweight in emerging markets, primarily in China, contributed to the fund's performance versus the industry index. By segment, the biggest contributor to performance versus the index was security selection in biotechnology.
  •The top individual relative contributor was an overweight in Boston Scientific (+47%), the fund's biggest holding. Other top relative contributors included an overweight in Eli Lilly (+92%) - also among the fund's largest holdings at period end - and a non-index stake in Janux Therapeutics (353%). This period we decreased our investment in Eli Lilly.
  •Notable changes in positioning include increased exposure to the health care services and health care technology industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Disruptive Medicine ETF - NAV A	-3.50%	1.85%
Fidelity® Disruptive Medicine ETF - Market Price B	-3.45%	1.86%
MSCI All Country World Healthcare Equal Weighted Index A	-1.59%	1.24%
MSCI ACWI (All Country World Index) Index A	23.98%	15.67%
A   From April 16, 2020

B   From June 12, 2023, date initially listed on the NASDAQ/NMS Global Market exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$49,925,123
Number of Holdings	62
Total Advisory Fee	$237,616
Portfolio Turnover	33%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	99.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	6.7
Unitedhealth Group Inc	4.3
Danaher Corp	3.9
Intuitive Surgical Inc	3.8
Centene Corp	3.5
Alnylam Pharmaceuticals Inc	3.3
Insulet Corp	3.2
Stryker Corp	2.7
Regeneron Pharmaceuticals Inc	2.6
Eli Lilly & Co	2.5
36.5

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

Fidelity Disruptive Medicine ETF converted from Fidelity Disruptive Medicine Fund on June 9, 2023. This move, approved by the Board of Trustees in November 2022, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913346.100 6998-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Technology ETF Fidelity® Disruptive Technology ETF : FDTX Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Technology ETF for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Technology ETF	$ 56	0.50%
What affected the Fund's performance this period?

  •Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, stock picking and an overweight in the United States and security selection and an underweight in emerging markets, primarily in China, contributed to the fund's performance versus the industry index. By segment, security selection was the primary contributor, especially within semiconductors and interactive media & services.
  •The top individual relative contributor was an overweight in Nvidia (+189%), the fund's largest holding. Other notable relative contributors included a non-index stake in Meta Platforms (+74%) and an overweight in Taiwan Semiconductor (+52%). Meta Platforms and Taiwan Semiconductor were also among our largest holdings.
  •In contrast, from a regional standpoint, security selection in Europe ex U.K., primarily in Netherlands, and an underweight in Japan detracted from the fund's performance versus the industry index. By segment, the primary detractors from performance versus the index were stock selection and an underweight in technology hardware, storage & peripherals.
  •The fund's stake in SolarEdge Technologies returned -83% and was the biggest individual relative detractor. This period we increased our investment. Other notable relative detractors included our non-index stake in Farfetch (-70%), which was not held at period end, and an overweight in MongoDB (-20%), which was among the fund's biggest holdings this period.
  •Notable changes in positioning include increased exposure to Taiwan. By segment, notable changes include higher allocations to the semiconductors and movies & entertainment groups.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Disruptive Technology ETF - NAV A	27.13%	14.26%
Fidelity® Disruptive Technology ETF - Market Price B	26.91%	14.21%
MSCI All Country World Information Technology Equal Weighted Index A	4.44%	8.86%
MSCI ACWI (All Country World Index) Index A	23.98%	15.67%
A   From April 16, 2020

B   From June 12, 2023, date initially listed on the NASDAQ/NMS Global Market exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$148,077,531
Number of Holdings	48
Total Advisory Fee	$574,952
Portfolio Turnover	25%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	68.3
Communication Services	19.9
Consumer Discretionary	6.7
Health Care	2.2
Financials	1.7
Industrials	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.0
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.9
Microsoft Corp	5.2
ASML Holding NV	4.5
Salesforce Inc	4.4
Meta Platforms Inc Class A	4.4
Alphabet Inc Class C	4.2
Netflix Inc	4.2
Amazon.com Inc	4.0
Adobe Inc	3.5
48.3

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Fidelity Disruptive Technology ETF converted from Fidelity Disruptive Technology Fund on June 9, 2023. This move, approved by the Board of Trustees in November 2022, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913347.100 6999-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Communications ETF Fidelity® Disruptive Communications ETF : FDCF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Communications ETF for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Communications ETF	$ 59	0.50%
What affected the Fund's performance this period?

  •Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, security selection and an overweight in the United States and picks and an underweight in emerging markets contributed to the fund's performance versus the industry index. By segment, security selection was the primary contributor, especially within semiconductors.
  •The top individual relative contributor was our non-index stake in Nvidia (+194%), which was one of the fund's biggest holdings. This period, we reduced our investment in Nvidia to manage the position size. Other notable relative contributors included Meta Platforms (+76%) and a non-index stake in Arista Networks (+80%). Meta Platforms and Arista Networks were also among the fund's largest holdings.
  •In contrast, from a regional standpoint, underweights in Europe ex U.K. and Japan detracted from the fund's performance versus the industry index. By segment, the primary detractor was an underweight in wireless telecommunication services.
  •The biggest individual relative detractor was an overweight in Liberty Broadband (-27%), which was among the fund's largest holdings this period. Other notable relative detractors included an overweight in Naver (-24%) - which was a position we established this period - and a non-holding of Tencent Music Entertainment Group, an index component that gained 110%.
  •Notable changes in positioning include increased exposure to China and Singapore. By segment, notable changes in positioning include higher allocations to the application software and broadline retail industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Disruptive Communications ETF - NAV A	38.49%	15.23%
Fidelity® Disruptive Communications ETF - Market Price B	38.63%	15.26%
MSCI All Country World Communication Services Equal Weighted Index A	2.52%	2.46%
MSCI ACWI (All Country World Index) Index A	23.98%	15.67%
A   From April 16, 2020

B   From June 12, 2023, date initially listed on the NASDAQ/NMS Global Market exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$50,995,279
Number of Holdings	38
Total Advisory Fee	$205,567
Portfolio Turnover	35%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Communication Services	46.4
Information Technology	30.2
Consumer Discretionary	10.8
Real Estate	5.0
Industrials	4.0
Energy	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Sea Ltd Class A ADR	7.3
NVIDIA Corp	6.6
Alphabet Inc Class A	5.7
Meta Platforms Inc Class A	5.6
Snap Inc Class A	5.2
Arista Networks Inc	5.1
American Tower Corp	5.0
Amazon.com Inc	5.0
PDD Holdings Inc Class A ADR	4.4
T-Mobile US Inc	3.7
53.6

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Fidelity Disruptive Communications ETF converted from Fidelity Disruptive Communications Fund on June 9, 2023. This move, approved by the Board of Trustees in November 2022, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913344.100 6996-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Automation ETF Fidelity® Disruptive Automation ETF : FBOT Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Automation ETF for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Automation ETF	$ 51	0.51%
What affected the Fund's performance this period?

  •Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, stock picks in Japan and stock selection in emerging markets, primarily in China, detracted from the fund's performance versus the industry index. By segment, security selection was the primary detractor, especially within industrial machinery & supplies & components.
  •The fund's stake in OPT Machine Vision Tech returned -59% and was the largest individual relative detractor. Positions in Dongguan Yiheda Automation (-48%) and Estun Automation (-42%) also hurt. All of these detractors were non-benchmark positions.
  •In contrast, from a regional standpoint, an overweight in the United States and an underweight in emerging markets, primarily in China, contributed to the fund's performance versus the industry index. By segment, the biggest contributor to performance versus the index was security selection in semiconductors.
  •The fund's stake in Nvidia gained 187% and was the top individual relative contributor. Nvidia was the fund's top holding. Our positions in Taiwan Semiconductor (+38%) and Teradyne (+38%) notably helped; both were also among our biggest holdings. All of these contributors were non-benchmark holdings.
  •Notable changes in positioning include decreased exposure to China and a higher allocation to the United States. By segment, notable changes in positioning include increased exposure to the semiconductor materials & equipment segment.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Disruptive Automation ETF - NAV A	4.76%	14.94%
Fidelity® Disruptive Automation ETF - Market Price B	4.39%	14.84%
MSCI All Country World Industrials Equal Weighted Index A	14.68%	12.86%
MSCI ACWI (All Country World Index) Index A	23.98%	15.67%
A   From April 16, 2020

B   From June 12, 2023, date initially listed on the NASDAQ/NMS Global Market exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$103,474,825
Number of Holdings	46
Total Advisory Fee	$527,623
Portfolio Turnover	52%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.2
Industrials	40.4
Consumer Discretionary	4.6
Communication Services	2.4
Health Care	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Taiwan Semiconductor Manufacturing Co Ltd	7.8
PTC Inc	5.4
Keyence Corp	5.2
Teradyne Inc	5.0
Siemens AG	2.9
Recruit Holdings Co Ltd	2.7
FANUC Corp	2.7
Deere & Co	2.6
Synopsys Inc	2.6
45.3

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Fidelity Disruptive Automation ETF converted from Fidelity Disruptive Automation Fund on June 9, 2023. This move, approved by the Board of Trustees in November 2022, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913343.100 6995-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Finance ETF Fidelity® Disruptive Finance ETF : FDFF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Finance ETF for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Finance ETF	$ 55	0.50%
What affected the Fund's performance this period?

  •Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
  •Against this backdrop, an overweight in the United States and an underweight in emerging markets, primarily in China, contributed to the fund's performance versus the industry index. By segment, security selection was the primary contributor, especially within financial exchanges & data.
  •The fund's non-index stake in MicroStrategy gained 265% and was the top individual relative contributor. Other notable contributors included a non-index stake in Baldwin Insurance (+65%), which was one of the fund's largest holdings, and an overweight in Coinbase Global (+210%). The positions in MicroStrategy and Coinbase Global were established this period.
  •In contrast, from a regional standpoint, stock picks in the United States and stock selection and an underweight in Europe ex U.K. detracted from the fund's performance versus the industry index. By segment, the primary detractor was an overweight in transaction & payment processing services.
  •The fund's non-index stake in Flywire returned -43% and was the biggest individual relative detractor. We increased our investment in Flywire during the period. A non-index stake in dLocal returned -23% and was the second-largest detractor. Both Flywire and dLocal were among the fund's largest holdings this period. Our stake in Worldline (-67%), which was not held at period end, also hurt.
  •Notable changes in positioning include increased exposure to the U.K. and a lower allocation to Uruguay. By segment, notable changes include increased exposure to the financial exchanges & data industry and a lower allocation to property & casualty insurance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Disruptive Finance ETF - NAV A	24.62%	14.20%
Fidelity® Disruptive Finance ETF - Market Price B	24.42%	14.16%
MSCI All Country World Financials Equal Weighted Index A	23.28%	15.30%
MSCI ACWI (All Country World Index) Index A	23.98%	15.67%
A   From April 16, 2020

B   From June 12, 2023, date initially listed on the NASDAQ/NMS Global Market exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$43,213,068
Number of Holdings	45
Total Advisory Fee	$213,489
Portfolio Turnover	34%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	88.2
Industrials	5.9
Information Technology	3.7
Real Estate	1.1
Consumer Discretionary	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Visa Inc Class A	6.1
Mastercard Inc Class A	5.6
BlackRock Inc	5.4
Baldwin Insurance Group Inc/The Class A	5.1
Capital One Financial Corp	4.8
Equifax Inc	4.6
Adyen NV	4.2
FinecoBank Banca Fineco SpA	3.9
Flywire Corp	3.8
DBS Group Holdings Ltd	3.4
46.9

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee
Fidelity Disruptive Finance ETF converted from Fidelity Disruptive Finance Fund on June 9, 2023. This move, approved by the Board of Trustees in November 2022, was deemed in the best interest of shareholders. The new ETF and its former corresponding fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies. Returns prior to the conversion are those of the former corresponding fund. Fidelity believes that the conversion will provide multiple benefits for investors of the fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and the potential for enhanced tax efficiency.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913345.100 6997-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

Item 2.

Code of Ethics

As of the end of the period, May 31, 2024, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Disruptors ETF (the “Fund”):

Services Billed by Deloitte Entities

May 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptors ETF	$12,500	$-	$7,500	$400

May 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptors ETF	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Disruptors ETF commenced operations on June 16, 2023.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF (the “Funds”):

Services Billed by PwC

May 31, 2024 FeesA,B	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptive Automation ETF	$32,000	$-	$7,900	$900
Fidelity Disruptive Communications ETF	$32,000	$-	$7,900	$900
Fidelity Disruptive Finance ETF	$32,000	$-	$7,900	$900
Fidelity Disruptive Medicine ETF	$32,200	$-	$7,900	$900
Fidelity Disruptive Technology ETF	$32,200	$-	$7,900	$900

May 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptive Automation ETF	$-	$-	$-	$-
Fidelity Disruptive Communications ETF	$-	$-	$-	$-
Fidelity Disruptive Finance ETF	$-	$-	$-	$-
Fidelity Disruptive Medicine ETF	$-	$-	$-	$-
Fidelity Disruptive Technology ETF	$-	$-	$-	$-

A Amounts may reflect rounding.
B Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF commenced operations on June 9, 2023.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2024A,B	May 31, 2023A,B
Audit-Related Fees	$200,000	$80,000
Tax Fees	$-	$-
All Other Fees	$935,000	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Disruptors ETF’s commencement of operations.

Services Billed by PwC

	May 31, 2024A,B	May 31, 2023 A
Audit-Related Fees	$9,367,800	$8,604,200
Tax Fees	$61,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2024A,B,C	May 31, 2023A,B,C
Deloitte Entities	$5,167,400	$2,048,000
PwC	$14,907,400	$14,058,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Disruptors ETF’s commencement of operations.

C May include amounts billed prior to the Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of June 30, 2024, the members of the Audit Committee were Donald F. Donahue, Thomas P. Bostick, Thomas Kennedy and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Disruptive Automation ETF
Fidelity® Disruptive Communications ETF
Fidelity® Disruptive Finance ETF
Fidelity® Disruptive Medicine ETF
Fidelity® Disruptive Technology ETF

Annual Report
May 31, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Disruptive Automation ETF
Fidelity® Disruptive Communications ETF
Fidelity® Disruptive Finance ETF
Fidelity® Disruptive Medicine ETF
Fidelity® Disruptive Technology ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Disruptive Automation ETF
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Interactive Media & Services - 2.4%
Alphabet, Inc. Class C	14,169	2,464,839
CONSUMER DISCRETIONARY - 4.6%
Automobile Components - 0.7%
Mobileye Global, Inc. Class A (a)(b)	30,484	782,219
Automobiles - 2.8%
BYD Co. Ltd. (H Shares)	38,119	1,070,397
Tesla, Inc. (a)	10,102	1,798,964
		2,869,361
Broadline Retail - 1.1%
Amazon.com, Inc. (a)	6,374	1,124,629
TOTAL CONSUMER DISCRETIONARY		4,776,209
HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 2.1%
Intuitive Surgical, Inc. (a)	5,356	2,153,755
INDUSTRIALS - 40.2%
Electrical Equipment - 4.4%
AMETEK, Inc.	10,060	1,705,975
Rockwell Automation, Inc.	6,228	1,603,897
Sensata Technologies, Inc. PLC	29,083	1,201,710
		4,511,582
Industrial Conglomerates - 2.8%
Siemens AG	15,309	2,927,860
Machinery - 30.3%
Airtac International Group	73,550	2,309,902
ATS Corp. (a)	43,306	1,379,615
AutoStore Holdings Ltd. (a)(c)	394,595	556,387
Daifuku Co. Ltd.	111,632	1,947,429
Deere & Co.	7,235	2,711,389
Dongguan Yiheda Automation Co. Ltd.	468,264	1,463,295
Estun Automation Co. Ltd. (A Shares)	856,222	1,790,065
FANUC Corp.	96,615	2,702,505
HIWIN Technologies Corp.	311,677	2,135,234
Kardex Holding AG	6,025	1,662,576
Leader Harmonious Drive Systems Co. Ltd. (A Shares)	108,107	1,717,949
Misumi Group, Inc.	144,228	2,473,423
Shenzhen Inovance Technology Co. Ltd. (A Shares)	310,606	2,485,105
SMC Corp.	5,227	2,619,400
Symbotic, Inc. (a)(b)	31,178	1,233,713
THK Co. Ltd.	113,469	2,191,961
		31,379,948
Professional Services - 2.7%
Recruit Holdings Co. Ltd.	55,991	2,829,724
TOTAL INDUSTRIALS		41,649,114
INFORMATION TECHNOLOGY - 50.3%
Electronic Equipment, Instruments & Components - 9.6%
Keyence Corp.	12,101	5,439,352
OPT Machine Vision Tech Co. Ltd.	125,257	1,165,266
Renishaw PLC	45,913	2,340,186
Teledyne Technologies, Inc. (a)	2,458	975,703
		9,920,507
IT Services - 2.4%
Accenture PLC Class A	8,745	2,468,626
Semiconductors & Semiconductor Equipment - 21.2%
NVIDIA Corp.	7,888	8,647,848
Taiwan Semiconductor Manufacturing Co. Ltd.	319,035	8,064,774
Teradyne, Inc.	36,945	5,207,028
		21,919,650
Software - 17.1%
Altair Engineering, Inc. Class A (a)(b)	11,844	1,034,337
Autodesk, Inc. (a)	5,586	1,126,138
Dassault Systemes SA	63,678	2,561,308
Manhattan Associates, Inc. (a)	5,746	1,261,477
Microsoft Corp.	3,399	1,411,027
Nemetschek SE	9,503	861,503
PTC, Inc. (a)	31,948	5,630,516
Synopsys, Inc. (a)	4,708	2,640,246
UiPath, Inc. Class A (a)	98,073	1,202,375
		17,728,927
TOTAL INFORMATION TECHNOLOGY		52,037,710
TOTAL COMMON STOCKS (Cost $91,821,724)		103,081,627

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	179,954	179,990
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	1,508,799	1,508,950
TOTAL MONEY MARKET FUNDS (Cost $1,688,940)		1,688,940

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $93,510,664)	104,770,567
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(1,295,742)
NET ASSETS - 100.0%	103,474,825

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $556,387 or 0.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	794,696	19,410,348	20,025,054	37,149	-	-	179,990	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,079,750	43,043,443	43,614,243	74,779	-	-	1,508,950	0.0%
Total	2,874,446	62,453,791	63,639,297	111,928	-	-	1,688,940

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,464,839	2,464,839	-	-
Consumer Discretionary	4,776,209	4,776,209	-	-
Health Care	2,153,755	2,153,755	-	-
Industrials	41,649,114	41,649,114	-	-
Information Technology	52,037,710	52,037,710	-	-

Money Market Funds	1,688,940	1,688,940	-	-
Total Investments in Securities:	104,770,567	104,770,567	-	-
Fidelity® Disruptive Automation ETF
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value (including securities loaned of $1,436,245) - See accompanying schedule:
Unaffiliated issuers (cost $91,821,724)	$103,081,627
Fidelity Central Funds (cost $1,688,940)	1,688,940

Total Investment in Securities (cost $93,510,664)		$104,770,567
Cash		17,327
Foreign currency held at value (cost $8,257)		8,250
Dividends receivable		133,198
Reclaims receivable		102,119
Distributions receivable from Fidelity Central Funds		1,579
Receivable from investment adviser for expense reductions		4,551
Total assets		105,037,591
Liabilities
Accrued management fee	$43,789
Other payables and accrued expenses	10,027
Collateral on securities loaned	1,508,950
Total liabilities		1,562,766
Net Assets		$103,474,825
Net Assets consist of:
Paid in capital		$102,616,054
Total accumulated earnings (loss)		858,771
Net Assets		$103,474,825
Net Asset Value, offering price and redemption price per share ($103,474,825 ÷ 4,005,492 shares)		$25.83
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends		$843,778
Interest		944
Income from Fidelity Central Funds (including $74,779 from security lending)		111,928
Total income		956,650
Expenses
Management fee	$527,623
Independent trustees' fees and expenses	522
Interest	814
Miscellaneous	7,617
Total expenses before reductions	536,576
Expense reductions	(5,060)
Total expenses after reductions		531,516
Net Investment income (loss)		425,134
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,950,306)
Redemptions in-kind	3,097,957
Foreign currency transactions	(16,588)
Total net realized gain (loss)		131,063
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,062,022
Assets and liabilities in foreign currencies	(3,129)
Total change in net unrealized appreciation (depreciation)		3,058,893
Net gain (loss)		3,189,956
Net increase (decrease) in net assets resulting from operations		$3,615,090

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$425,134	$478,333
Net realized gain (loss)	131,063	(4,420,381)
Change in net unrealized appreciation (depreciation)	3,058,893	12,045,246
Net increase (decrease) in net assets resulting from operations	3,615,090	8,103,198
Distributions to shareholders	(600,970)	(182,874)

Share transactions - net increase (decrease)	-	(19,835,179)
Share transactions
Proceeds from sales of shares	8,359,190	-
Reinvestment of distributions	249,235	-
Cost of shares redeemed	(19,873,274)	-

Net increase (decrease) in net assets resulting from share transactions	(11,264,849)	(19,835,179)
Total increase (decrease) in net assets	(8,250,729)	(11,914,855)

Net Assets
Beginning of period	111,725,554	123,640,409
End of period	$103,474,825	$111,725,554

Other Information
Shares
Sold	323,637	5,260,948
Issued in reinvestment of distributions	9,878	8,292
Redeemed	(834,365)	(6,297,436)
Net increase (decrease)	(500,850)	(1,028,196)

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.

Share activity is further described in Organization and Merger information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Automation ETF

Years ended May 31,	2024 A	2023 A	2022 A	2021 A	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$24.80	$22.33	$27.34	$17.80	$14.96
Income from Investment Operations
Net investment income (loss) C,D	.10	.05	(.09)	.02	(.02)
Net realized and unrealized gain (loss)	1.07	2.42	(4.37)	9.60	2.86
Total from investment operations	1.17	2.47	(4.46)	9.62	2.84
Distributions from net investment income	(.14)	-	-	(.06)	-
Distributions from net realized gain	-	-	(.55)	(.03)	-
Total distributions	(.14)	-	(.55)	(.08) E	-
Net asset value, end of period	$25.83	$24.80	$22.33	$27.34	$17.80
Total Return F,G,H	4.76%	11.05%	(16.75)%	54.13%	19.00%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.51%	.85%	1.00%	1.01% K	1.01% K,L
Expenses net of fee waivers, if any	.51%	.85%	1.00%	1.01% K	1.01% K,L
Expenses net of all reductions	.50%	.85%	1.00%	1.01% K	1.01% K,L
Net investment income (loss)	.40%	.23%	(.33)%	.06%	(.47)% L
Supplemental Data
Net assets, end of period (000 omitted)	$103,475	$111,726	$36,333	$111,910	$5,308
Portfolio turnover rate M	52 % N	26% N	22%	14%	6% O

AAs further described in Organization and Merger information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.
BFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount not annualized.
Fidelity® Disruptive Communications ETF
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 46.5%
Diversified Telecommunication Services - 2.9%
Cellnex Telecom SA (a)	39,804	1,448,138
Entertainment - 11.7%
Netflix, Inc. (b)	1,792	1,149,783
Sea Ltd. ADR (b)	54,806	3,700,503
Spotify Technology SA (b)	1,900	563,882
Ubisoft Entertainment SA (b)	23,473	571,023
		5,985,191
Interactive Media & Services - 24.8%
Alphabet, Inc. Class A	16,710	2,882,475
Bumble, Inc. (b)	45,016	526,687
Match Group, Inc. (b)	26,780	820,271
Meta Platforms, Inc. Class A	6,121	2,857,466
NAVER Corp.	8,300	1,021,612
Pinterest, Inc. Class A (b)	28,239	1,171,636
Snap, Inc. Class A (b)	175,691	2,638,879
Tencent Holdings Ltd.	16,159	743,441
		12,662,467
Media - 3.3%
EchoStar Corp. Class A (b)	17,658	339,034
Liberty Broadband Corp. Class A (b)	25,024	1,357,302
		1,696,336
Wireless Telecommunication Services - 3.8%
T-Mobile U.S., Inc.	10,913	1,909,338
TOTAL COMMUNICATION SERVICES		23,701,470
CONSUMER DISCRETIONARY - 10.8%
Broadline Retail - 10.8%
Alibaba Group Holding Ltd. sponsored ADR	9,003	705,295
Amazon.com, Inc. (b)	14,357	2,533,149
PDD Holdings, Inc. ADR (b)	15,032	2,251,493
		5,489,937
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Reliance Industries Ltd. GDR (a)	15,780	1,096,710
INDUSTRIALS - 4.0%
Construction & Engineering - 1.4%
Dycom Industries, Inc. (b)	3,995	718,940
Ground Transportation - 2.6%
Uber Technologies, Inc. (b)	20,367	1,314,894
TOTAL INDUSTRIALS		2,033,834
INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 5.1%
Arista Networks, Inc. (b)	8,778	2,612,772
IT Services - 2.3%
Cloudflare, Inc. (b)	6,288	425,635
Twilio, Inc. Class A (b)	12,558	720,829
		1,146,464
Semiconductors & Semiconductor Equipment - 15.0%
Impinj, Inc. (b)	4,083	668,265
NVIDIA Corp.	3,016	3,306,531
NXP Semiconductors NV	2,831	770,315
ON Semiconductor Corp. (b)	5,376	392,663
Renesas Electronics Corp.	36,049	673,003
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,031	1,817,162
		7,627,939
Software - 7.8%
Cadence Design Systems, Inc. (b)	4,376	1,252,893
Microsoft Corp.	3,721	1,544,699
Synopsys, Inc. (b)	1,095	614,076
Zoom Video Communications, Inc. Class A (b)	9,613	589,661
		4,001,329
TOTAL INFORMATION TECHNOLOGY		15,388,504
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	13,101	2,564,390
TOTAL COMMON STOCKS (Cost $39,291,978)		50,274,845

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $391,277)	391,199	391,277

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $39,683,255)	50,666,122
NET OTHER ASSETS (LIABILITIES) - 0.6%	329,157
NET ASSETS - 100.0%	50,995,279

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,544,848 or 5.0% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	149,758	2,101,909	1,860,390	9,008	-	-	391,277	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	3,216,247	3,216,247	331	-	-	-	0.0%
Total	149,758	5,318,156	5,076,637	9,339	-	-	391,277

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	23,701,470	23,701,470	-	-
Consumer Discretionary	5,489,937	5,489,937	-	-
Energy	1,096,710	1,096,710	-	-
Industrials	2,033,834	2,033,834	-	-
Information Technology	15,388,504	15,388,504	-	-
Real Estate	2,564,390	2,564,390	-	-

Money Market Funds	391,277	391,277	-	-
Total Investments in Securities:	50,666,122	50,666,122	-	-
Fidelity® Disruptive Communications ETF
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $39,291,978)	$50,274,845
Fidelity Central Funds (cost $391,277)	391,277

Total Investment in Securities (cost $39,683,255)		$50,666,122
Foreign currency held at value (cost $7,164)		7,167
Receivable for fund shares sold		3,384,049
Dividends receivable		9,859
Distributions receivable from Fidelity Central Funds		1,704
Receivable from investment adviser for expense reductions		1,018
Total assets		54,069,919
Liabilities
Payable for investments purchased	$3,051,806
Accrued management fee	19,687
Other payables and accrued expenses	3,147
Total liabilities		3,074,640
Net Assets		$50,995,279
Net Assets consist of:
Paid in capital		$48,260,497
Total accumulated earnings (loss)		2,734,782
Net Assets		$50,995,279
Net Asset Value, offering price and redemption price per share ($50,995,279 ÷ 1,507,063 shares)		$33.84
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends		$140,799
Interest		183
Income from Fidelity Central Funds (including $331 from security lending)		9,339
Total income		150,321
Expenses
Management fee	$205,567
Independent trustees' fees and expenses	196
Miscellaneous	2,217
Total expenses before reductions	207,980
Expense reductions	(1,186)
Total expenses after reductions		206,794
Net Investment income (loss)		(56,473)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,058,855
Redemptions in-kind	641,168
Foreign currency transactions	(4,052)
Total net realized gain (loss)		2,695,971
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,821,500
Assets and liabilities in foreign currencies	(106)
Total change in net unrealized appreciation (depreciation)		10,821,394
Net gain (loss)		13,517,365
Net increase (decrease) in net assets resulting from operations		$13,460,892

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(56,473)	$(15,475)
Net realized gain (loss)	2,695,971	(5,754,830)
Change in net unrealized appreciation (depreciation)	10,821,394	6,648,437
Net increase (decrease) in net assets resulting from operations	13,460,892	878,132

Share transactions - net increase (decrease)	-	(9,971,399)
Share transactions
Proceeds from sales of shares	6,157,751	-
Cost of shares redeemed	(6,604,379)	-

Net increase (decrease) in net assets resulting from share transactions	(446,628)	(9,971,399)
Total increase (decrease) in net assets	13,014,264	(9,093,267)

Net Assets
Beginning of period	37,981,015	47,074,282
End of period	$50,995,279	$37,981,015

Other Information
Shares
Sold	203,661	1,803,846
Redeemed	(251,280)	(2,265,568)
Net increase (decrease)	(47,619)	(461,722)

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.

Share activity is further described in Organization and Merger information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Communications ETF

Years ended May 31,	2024 A	2023 A	2022 A	2021 A	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$24.44	$23.29	$34.12	$23.21	$20.05
Income from Investment Operations
Net investment income (loss) C,D	(.04)	(.10) E	(.26)	(.26)	- F
Net realized and unrealized gain (loss)	9.44	1.25	(8.93)	11.59	3.16
Total from investment operations	9.40	1.15	(9.19)	11.33	3.16
Distributions from net investment income	-	-	-	- F	-
Distributions from net realized gain	-	-	(1.64)	(.41)	-
Total distributions	-	-	(1.64)	(.42) G	-
Net asset value, end of period	$33.84	$24.44	$23.29	$34.12	$23.21
Total Return H,I,J	38.49%	4.91%	(28.39)%	48.96%	15.80%
Ratios to Average Net Assets C,K,L
Expenses before reductions	.51%	.79%	.99% M	1.01% M	1.01% M,N
Expenses net of fee waivers, if any	.50%	.79%	.99% M	1.01% M	1.01% M,N
Expenses net of all reductions	.50%	.79%	.99% M	1.01% M	1.01% M,N
Net investment income (loss)	(.14)%	(.44)% E	(.81)%	(.83)%	(.23)% N
Supplemental Data
Net assets, end of period (000 omitted)	$50,995	$37,981	$7,746	$36,731	$2,880
Portfolio turnover rate O	35 % P	31%	32%	39%	0% Q

AAs further described in Organization and Merger information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.
BFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DCalculated based on average shares outstanding during the period.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.53)%.
FAmount represents less than $.005 per share.
GTotal distributions per share do not sum due to rounding.
HBased on net asset value.
ITotal returns for periods of less than one year are not annualized.
JTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
MThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
NAnnualized.
OAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
PPortfolio turnover rate excludes securities received or delivered in-kind.
QAmount not annualized.
Fidelity® Disruptive Finance ETF
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 1.0%
Broadline Retail - 1.0%
MercadoLibre, Inc. (a)	237	408,962
FINANCIALS - 88.1%
Banks - 12.0%
DBS Group Holdings Ltd.	55,761	1,485,227
DNB Bank ASA	57,859	1,131,129
FinecoBank SpA	103,465	1,666,569
Nu Holdings Ltd. (a)	39,400	468,072
Pathward Financial, Inc.	7,882	420,189
SVB Financial Group (a)	3,206	160
		5,171,346
Capital Markets - 23.2%
BlackRock, Inc. Class A	3,032	2,340,795
Blue Owl Capital, Inc. Class A	50,200	903,098
Cboe Global Markets, Inc.	4,109	710,816
Coinbase Global, Inc. (a)	5,187	1,171,847
Intercontinental Exchange, Inc.	10,250	1,372,475
London Stock Exchange Group PLC	12,225	1,427,229
MarketAxess Holdings, Inc.	2,400	477,432
MSCI, Inc.	960	475,373
Tradeweb Markets, Inc. Class A	5,912	644,467
Virtu Financial, Inc. Class A	23,049	507,078
		10,030,610
Consumer Finance - 7.7%
Ally Financial, Inc.	13,044	508,325
Capital One Financial Corp.	15,206	2,092,802
NerdWallet, Inc. (a)	52,620	734,049
		3,335,176
Financial Services - 36.2%
Adyen BV (a)(b)	1,423	1,829,362
Apollo Global Management, Inc.	10,414	1,209,690
AvidXchange Holdings, Inc. (a)	72,543	768,230
Block, Inc. Class A (a)	13,729	879,754
Dlocal Ltd. (a)	116,285	1,064,008
Fiserv, Inc. (a)	4,817	721,394
Flywire Corp. (a)	94,554	1,621,601
MasterCard, Inc. Class A	5,379	2,404,790
PennyMac Financial Services, Inc.	5,279	478,541
Repay Holdings Corp. (a)	41,227	401,551
Shift4 Payments, Inc. (a)(c)	4,947	332,834
UWM Holdings Corp. Class A (c)	57,300	422,301
Visa, Inc. Class A	9,613	2,619,160
Wise PLC (a)	86,635	899,164
		15,652,380
Insurance - 9.0%
Beazley PLC	61,070	536,947
Hiscox Ltd.	78,891	1,148,017
The Baldwin Insurance Group, Inc. Class A, (a)	65,263	2,198,058
		3,883,022
TOTAL FINANCIALS		38,072,534
INDUSTRIALS - 5.8%
Professional Services - 5.8%
Equifax, Inc.	8,558	1,980,236
Verisk Analytics, Inc.	2,140	540,949
		2,521,185
INFORMATION TECHNOLOGY - 3.8%
Software - 3.8%
Bill Holdings, Inc. (a)	6,564	341,656
MicroStrategy, Inc. Class A (a)(c)	647	986,345
Pagaya Technologies Ltd. Class A (a)	24,600	290,526
		1,618,527
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Homes 4 Rent Class A	13,374	481,999
TOTAL COMMON STOCKS (Cost $37,028,751)		43,103,207

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	84,610	84,627
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	1,661,159	1,661,325
TOTAL MONEY MARKET FUNDS (Cost $1,745,952)		1,745,952

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $38,774,703)	44,849,159
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(1,636,091)
NET ASSETS - 100.0%	43,213,068

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,829,362 or 4.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	5,058,354	4,973,727	14,743	-	-	84,627	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	334,700	13,778,129	12,451,504	3,485	-	-	1,661,325	0.0%
Total	334,700	18,836,483	17,425,231	18,228	-	-	1,745,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	408,962	408,962	-	-
Financials	38,072,534	38,072,534	-	-
Industrials	2,521,185	2,521,185	-	-
Information Technology	1,618,527	1,618,527	-	-
Real Estate	481,999	481,999	-	-

Money Market Funds	1,745,952	1,745,952	-	-
Total Investments in Securities:	44,849,159	44,849,159	-	-
Fidelity® Disruptive Finance ETF
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value (including securities loaned of $1,615,077) - See accompanying schedule:
Unaffiliated issuers (cost $37,028,751)	$43,103,207
Fidelity Central Funds (cost $1,745,952)	1,745,952

Total Investment in Securities (cost $38,774,703)		$44,849,159
Cash		7,046
Dividends receivable		37,960
Distributions receivable from Fidelity Central Funds		806
Receivable from investment adviser for expense reductions		759
Total assets		44,895,730
Liabilities
Accrued management fee	$18,169
Other payables and accrued expenses	3,168
Collateral on securities loaned	1,661,325
Total liabilities		1,682,662
Net Assets		$43,213,068
Net Assets consist of:
Paid in capital		$43,693,994
Total accumulated earnings (loss)		(480,926)
Net Assets		$43,213,068
Net Asset Value, offering price and redemption price per share ($43,213,068 ÷ 1,444,580 shares)		$29.91
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends		$554,167
Interest		8
Income from Fidelity Central Funds (including $3,485 from security lending)		18,228
Total income		572,403
Expenses
Management fee	$213,489
Independent trustees' fees and expenses	210
Miscellaneous	2,004
Total expenses before reductions	215,703
Expense reductions	(1,333)
Total expenses after reductions		214,370
Net Investment income (loss)		358,033
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	195,433
Redemptions in-kind	2,555,169
Foreign currency transactions	4,426
Total net realized gain (loss)		2,755,028
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,958,514
Assets and liabilities in foreign currencies	640
Total change in net unrealized appreciation (depreciation)		5,959,154
Net gain (loss)		8,714,182
Net increase (decrease) in net assets resulting from operations		$9,072,215

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$358,033	$429,106
Net realized gain (loss)	2,755,028	(5,165,409)
Change in net unrealized appreciation (depreciation)	5,959,154	(2,264,698)
Net increase (decrease) in net assets resulting from operations	9,072,215	(7,001,001)
Distributions to shareholders	(404,620)	(3,640,977)

Share transactions - net increase (decrease)	-	(13,799,786)
Share transactions
Proceeds from sales of shares	2,694,257	-
Reinvestment of distributions	224,111	-
Cost of shares redeemed	(9,192,595)	-

Net increase (decrease) in net assets resulting from share transactions	(6,274,227)	(13,799,786)
Total increase (decrease) in net assets	2,393,368	(24,441,764)

Net Assets
Beginning of period	40,819,700	65,261,464
End of period	$43,213,068	$40,819,700

Other Information
Shares
Sold	100,156	2,055,446
Issued in reinvestment of distributions	9,007	136,875
Redeemed	(349,456)	(2,748,212)
Net increase (decrease)	(240,293)	(555,891)

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.

Share activity is further described in Organization and Merger information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Finance ETF

Years ended May 31,	2024 A	2023 A	2022 A	2021 A	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$24.23	$29.04	$34.73	$22.63	$19.08
Income from Investment Operations
Net investment income (loss) C,D	.23	.12	.04	.21 E	.06
Net realized and unrealized gain (loss)	5.70	(3.38)	(5.10)	12.24	3.49
Total from investment operations	5.93	(3.26)	(5.06)	12.45	3.55
Distributions from net investment income	(.25)	-	(.08)	(.10)	-
Distributions from net realized gain	-	(1.55)	(.55)	(.25)	-
Total distributions	(.25)	(1.55)	(.63)	(.35)	-
Net asset value, end of period	$29.91	$24.23	$29.04	$34.73	$22.63
Total Return F,G,H	24.62%	(11.46)%	(14.88)%	55.31%	18.60%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.51%	.86%	1.00%	1.01% K	1.01% K,L
Expenses net of fee waivers, if any	.50%	.86%	1.00%	1.01% K	1.01% K,L
Expenses net of all reductions	.50%	.86%	1.00%	1.01% K	1.01% K,L
Net investment income (loss)	.84%	.48%	.12%	.72% E	1.99% L
Supplemental Data
Net assets, end of period (000 omitted)	$43,213	$40,820	$18,486	$48,219	$2,373
Portfolio turnover rate M	34 % N	22%	43%	18%	0% O

AAs further described in Organization and Merger information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.
BFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .49%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount not annualized.
Fidelity® Disruptive Medicine ETF
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
HEALTH CARE - 99.0%
Biotechnology - 27.1%
Alnylam Pharmaceuticals, Inc. (a)	10,861	1,612,098
ALX Oncology Holdings, Inc. (a)	16,876	179,392
Arcellx, Inc. (a)	3,964	206,128
Argenx SE ADR (a)	3,016	1,118,996
Arrowhead Pharmaceuticals, Inc. (a)	13,711	314,667
Ascendis Pharma A/S sponsored ADR (a)	3,865	522,162
Cytokinetics, Inc. (a)	11,735	569,265
Exact Sciences Corp. (a)	21,530	978,539
Intellia Therapeutics, Inc. (a)(b)	8,350	178,523
Janux Therapeutics, Inc. (a)	14,042	751,247
Keros Therapeutics, Inc. (a)	5,273	247,146
Legend Biotech Corp. ADR (a)	27,359	1,094,634
Natera, Inc. (a)	4,327	460,955
Regeneron Pharmaceuticals, Inc. (a)	1,343	1,316,355
Repligen Corp. (a)	5,625	838,631
Sarepta Therapeutics, Inc. (a)	4,931	640,340
Tyra Biosciences, Inc. (a)	15,907	258,012
Vaxcyte, Inc. (a)	9,285	652,457
Vertex Pharmaceuticals, Inc. (a)	1,141	519,543
Xenon Pharmaceuticals, Inc. (a)	15,469	588,905
Zai Lab Ltd. ADR (a)	18,315	325,641
Zentalis Pharmaceuticals, Inc. (a)(b)	14,082	167,294
		13,540,930
Health Care Equipment & Supplies - 32.1%
Align Technology, Inc. (a)	1,845	474,552
Boston Scientific Corp. (a)	43,779	3,308,379
DexCom, Inc. (a)	7,307	867,852
Edwards Lifesciences Corp. (a)	13,000	1,129,570
Glaukos Corp. (a)	8,600	969,392
Inspire Medical Systems, Inc. (a)	5,824	924,793
Insulet Corp. (a)	9,134	1,618,453
Intuitive Surgical, Inc. (a)	4,550	1,829,646
iRhythm Technologies, Inc. (a)	2,803	247,253
Masimo Corp. (a)	6,888	857,556
Penumbra, Inc. (a)	6,186	1,172,061
ResMed, Inc.	3,444	710,601
Stryker Corp.	3,887	1,325,817
Tandem Diabetes Care, Inc. (a)(b)	11,178	572,649
		16,008,574
Health Care Providers & Services - 14.1%
agilon health, Inc. (a)	82,494	519,712
Centene Corp. (a)(b)	24,261	1,736,845
Guardant Health, Inc. (a)	12,326	334,035
Humana, Inc.	1,976	707,645
LifeStance Health Group, Inc. (a)(b)	184,461	1,027,448
Privia Health Group, Inc. (a)	33,946	589,642
UnitedHealth Group, Inc.	4,288	2,124,147
		7,039,474
Health Care Technology - 4.3%
Doximity, Inc. (a)(b)	11,973	332,011
Evolent Health, Inc. Class A (a)	21,528	456,178
Phreesia, Inc. (a)	24,534	464,183
Veeva Systems, Inc. Class A (a)	5,181	902,789
		2,155,161
Life Sciences Tools & Services - 13.5%
10X Genomics, Inc. (a)	23,248	521,220
Bio-Techne Corp.	12,588	971,668
Bruker Corp.	8,363	547,860
Danaher Corp.	7,509	1,928,311
Lonza Group AG	1,063	572,996
Sartorius Stedim Biotech	2,996	593,760
Thermo Fisher Scientific, Inc.	1,907	1,083,138
West Pharmaceutical Services, Inc.	1,620	536,884
		6,755,837
Pharmaceuticals - 7.9%
Edgewise Therapeutics, Inc. (a)	14,957	256,213
Eli Lilly & Co.	1,513	1,241,174
Merck & Co., Inc.	9,600	1,205,184
Royalty Pharma PLC	37,697	1,033,275
Structure Therapeutics, Inc. ADR (a)	6,300	215,460
		3,951,306
TOTAL COMMON STOCKS (Cost $47,074,873)		49,451,282

Money Market Funds - 8.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	460,771	460,863
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	3,522,348	3,522,700
TOTAL MONEY MARKET FUNDS (Cost $3,983,563)		3,983,563

TOTAL INVESTMENT IN SECURITIES - 107.0% (Cost $51,058,436)	53,434,845
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(3,509,722)
NET ASSETS - 100.0%	49,925,123

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	5,864,562	5,403,699	27,663	-	-	460,863	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	461,500	21,312,551	18,251,351	3,703	-	-	3,522,700	0.0%
Total	461,500	27,177,113	23,655,050	31,366	-	-	3,983,563

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Health Care	49,451,282	49,451,282	-	-

Money Market Funds	3,983,563	3,983,563	-	-
Total Investments in Securities:	53,434,845	53,434,845	-	-
Fidelity® Disruptive Medicine ETF
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value (including securities loaned of $3,472,410) - See accompanying schedule:
Unaffiliated issuers (cost $47,074,873)	$49,451,282
Fidelity Central Funds (cost $3,983,563)	3,983,563

Total Investment in Securities (cost $51,058,436)		$53,434,845
Cash		5,198
Dividends receivable		29,460
Distributions receivable from Fidelity Central Funds		2,313
Receivable from investment adviser for expense reductions		2,387
Total assets		53,474,203
Liabilities
Accrued management fee	$21,472
Other payables and accrued expenses	4,908
Collateral on securities loaned	3,522,700
Total liabilities		3,549,080
Net Assets		$49,925,123
Net Assets consist of:
Paid in capital		$58,722,875
Total accumulated earnings (loss)		(8,797,752)
Net Assets		$49,925,123
Net Asset Value, offering price and redemption price per share ($49,925,123 ÷ 2,123,806 shares)		$23.51
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends		$138,052
Income from Fidelity Central Funds (including $3,703 from security lending)		31,366
Total income		169,418
Expenses
Management fee	$237,616
Independent trustees' fees and expenses	228
Miscellaneous	3,773
Total expenses before reductions	241,617
Expense reductions	(3,499)
Total expenses after reductions		238,118
Net Investment income (loss)		(68,700)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,019,841)
Redemptions in-kind	654,546
Foreign currency transactions	(8,568)
Total net realized gain (loss)		(373,863)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(680,240)
Assets and liabilities in foreign currencies	7,253
Total change in net unrealized appreciation (depreciation)		(672,987)
Net gain (loss)		(1,046,850)
Net increase (decrease) in net assets resulting from operations		$(1,115,550)

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(68,700)	$(65,769)
Net realized gain (loss)	(373,863)	(6,730,978)
Change in net unrealized appreciation (depreciation)	(672,987)	11,521,551
Net increase (decrease) in net assets resulting from operations	(1,115,550)	4,724,804

Share transactions - net increase (decrease)	-	(13,925,552)
Share transactions
Proceeds from sales of shares	11,592,851	-
Cost of shares redeemed	(3,749,043)	-

Net increase (decrease) in net assets resulting from share transactions	7,843,808	(13,925,552)
Total increase (decrease) in net assets	6,728,258	(9,200,748)

Net Assets
Beginning of period	43,196,865	52,397,613
End of period	$49,925,123	$43,196,865

Other Information
Shares
Sold	500,368	2,183,358
Redeemed	(149,500)	(2,768,145)
Net increase (decrease)	350,868	(584,787)

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.

Share activity is further described in Organization and Merger information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Medicine ETF

Years ended May 31,	2024 A	2023 A	2022 A	2021 A	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$24.36	$22.08	$28.82	$24.52	$22.17
Income from Investment Operations
Net investment income (loss) C,D	(.03)	(.11)	(.20)	(.16)	(.02)
Net realized and unrealized gain (loss)	(.82)	2.39	(6.25)	4.66	2.37
Total from investment operations	(.85)	2.28	(6.45)	4.50	2.35
Distributions from net realized gain	-	-	(.29)	(.20)	-
Total distributions	-	-	(.29)	(.20)	-
Net asset value, end of period	$23.51	$24.36	$22.08	$28.82	$24.52
Total Return E,F,G	(3.50) %	10.34%	(22.68)%	18.44%	10.60%
Ratios to Average Net Assets D,H,I
Expenses before reductions	.51%	.84%	1.00%	1.01% J	1.01% J,K
Expenses net of fee waivers, if any	.50%	.84%	1.00%	1.01% J	1.01% J,K
Expenses net of all reductions	.50%	.84%	1.00%	1.01% J	1.01% J,K
Net investment income (loss)	(.14)%	(.51)%	(.70)%	(.58)%	(.75)% K
Supplemental Data
Net assets, end of period (000 omitted)	$49,925	$43,197	$11,027	$32,331	$5,666
Portfolio turnover rate L	33 % M	39%	47%	44%	0% N,O

AAs further described in Organization and Merger information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.
BFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
EBased on net asset value.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount represents less than 1%.
OAmount not annualized.
Fidelity® Disruptive Technology ETF
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 19.9%
Entertainment - 8.9%
Netflix, Inc. (a)	9,802	6,289,159
Sea Ltd. ADR (a)	53,903	3,639,531
Spotify Technology SA (a)	5,890	1,748,034
Universal Music Group NV	48,141	1,492,888
Universal Music Group NV rights (a)(b)	47,136	13,809
		13,183,421
Interactive Media & Services - 10.1%
Alphabet, Inc. Class C	36,168	6,291,785
Meta Platforms, Inc. Class A	13,669	6,381,099
Snap, Inc. Class A (a)	147,052	2,208,721
		14,881,605
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	7,912	1,384,284
TOTAL COMMUNICATION SERVICES		29,449,310
CONSUMER DISCRETIONARY - 6.8%
Broadline Retail - 6.1%
Amazon.com, Inc. (a)	33,403	5,893,625
Global-e Online Ltd. (a)	24,696	771,009
PDD Holdings, Inc. ADR (a)	15,920	2,384,498
		9,049,132
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (a)	6,801	985,669
TOTAL CONSUMER DISCRETIONARY		10,034,801
FINANCIALS - 1.7%
Financial Services - 1.7%
Adyen BV (a)(c)	886	1,139,013
Block, Inc. Class A (a)	20,812	1,333,633
		2,472,646
HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 2.2%
Hoya Corp.	26,500	3,211,713
INDUSTRIALS - 1.0%
Ground Transportation - 1.0%
Uber Technologies, Inc. (a)	22,821	1,473,324
INFORMATION TECHNOLOGY - 68.2%
IT Services - 5.7%
Accenture PLC Class A	5,398	1,523,801
MongoDB, Inc. Class A (a)	14,229	3,358,898
Shopify, Inc. Class A (a)	27,838	1,646,618
Snowflake, Inc. (a)	13,866	1,888,272
		8,417,589
Semiconductors & Semiconductor Equipment - 30.6%
Advantest Corp.	77,491	2,617,936
ASML Holding NV (Netherlands)	6,996	6,610,251
BE Semiconductor Industries NV	13,575	1,988,490
Infineon Technologies AG	50,300	2,009,835
Marvell Technology, Inc.	69,038	4,750,505
Micron Technology, Inc.	20,980	2,622,500
NVIDIA Corp.	10,827	11,869,963
ON Semiconductor Corp. (a)	42,016	3,068,849
SolarEdge Technologies, Inc. (a)	22,141	1,084,688
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	57,606	8,700,810
		45,323,827
Software - 29.4%
Adobe, Inc. (a)	11,721	5,213,032
Atlassian Corp. PLC Class A, (a)	8,763	1,374,564
Confluent, Inc. (a)(d)	114,808	2,981,564
Crowdstrike Holdings, Inc. (a)	6,102	1,914,014
Datadog, Inc. Class A (a)	21,183	2,333,943
HashiCorp, Inc. (a)	32,549	1,092,995
HubSpot, Inc. (a)	4,418	2,699,619
Intuit, Inc.	5,290	3,049,368
Microsoft Corp.	18,316	7,603,521
Palo Alto Networks, Inc. (a)	10,134	2,988,618
Salesforce, Inc.	27,550	6,458,822
Synopsys, Inc. (a)	5,940	3,331,152
Workday, Inc. Class A (a)	11,846	2,504,837
		43,546,049
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	9,692	1,863,287
Samsung Electronics Co. Ltd.	36,000	1,913,543
		3,776,830
TOTAL INFORMATION TECHNOLOGY		101,064,295
TOTAL COMMON STOCKS (Cost $121,090,314)		147,706,089

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	385,826	385,903
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	1,251,350	1,251,475
TOTAL MONEY MARKET FUNDS (Cost $1,637,378)		1,637,378

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $122,727,692)	149,343,467
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(1,265,936)
NET ASSETS - 100.0%	148,077,531

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,139,013 or 0.8% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	478,846	12,403,225	12,496,168	44,106	-	-	385,903	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,121,750	15,012,348	16,882,623	956	-	-	1,251,475	0.0%
Total	3,600,596	27,415,573	29,378,791	45,062	-	-	1,637,378

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	29,449,310	29,449,310	-	-
Consumer Discretionary	10,034,801	10,034,801	-	-
Financials	2,472,646	2,472,646	-	-
Health Care	3,211,713	3,211,713	-	-
Industrials	1,473,324	1,473,324	-	-
Information Technology	101,064,295	101,064,295	-	-

Money Market Funds	1,637,378	1,637,378	-	-
Total Investments in Securities:	149,343,467	149,343,467	-	-
Fidelity® Disruptive Technology ETF
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value (including securities loaned of $1,150,471) - See accompanying schedule:
Unaffiliated issuers (cost $121,090,314)	$147,706,089
Fidelity Central Funds (cost $1,637,378)	1,637,378

Total Investment in Securities (cost $122,727,692)		$149,343,467
Foreign currency held at value (cost $189)		191
Dividends receivable		66,163
Distributions receivable from Fidelity Central Funds		1,242
Receivable from investment adviser for expense reductions		5,186
Total assets		149,416,249
Liabilities
Payable for investments purchased on a delayed delivery basis	$13,809
Accrued management fee	62,528
Other payables and accrued expenses	10,906
Collateral on securities loaned	1,251,475
Total liabilities		1,338,718
Net Assets		$148,077,531
Net Assets consist of:
Paid in capital		$152,044,771
Total accumulated earnings (loss)		(3,967,240)
Net Assets		$148,077,531
Net Asset Value, offering price and redemption price per share ($148,077,531 ÷ 4,788,469 shares)		$30.92
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends		$369,212
Income from Fidelity Central Funds (including $956 from security lending)		45,062
Total income		414,274
Expenses
Management fee	$574,952
Independent trustees' fees and expenses	522
Miscellaneous	8,542
Total expenses before reductions	584,016
Expense reductions	(5,674)
Total expenses after reductions		578,342
Net Investment income (loss)		(164,068)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,133,519)
Redemptions in-kind	1,393,703
Foreign currency transactions	(4,177)
Total net realized gain (loss)		(4,743,993)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	29,872,181
Assets and liabilities in foreign currencies	4,349
Total change in net unrealized appreciation (depreciation)		29,876,530
Net gain (loss)		25,132,537
Net increase (decrease) in net assets resulting from operations		$24,968,469

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(164,068)	$(164,342)
Net realized gain (loss)	(4,743,993)	(24,265,561)
Change in net unrealized appreciation (depreciation)	29,876,530	33,937,798
Net increase (decrease) in net assets resulting from operations	24,968,469	9,507,895
Distributions to shareholders	-	(1,210,975)

Share transactions - net increase (decrease)	-	(12,866,094)
Share transactions
Proceeds from sales of shares	32,417,022	-
Cost of shares redeemed	(10,852,977)	-

Net increase (decrease) in net assets resulting from share transactions	21,564,045	(12,866,094)
Total increase (decrease) in net assets	46,532,514	(4,569,174)

Net Assets
Beginning of period	101,545,017	106,114,191
End of period	$148,077,531	$101,545,017

Other Information
Shares
Sold	1,048,177	5,396,940
Issued in reinvestment of distributions	-	55,606
Redeemed	(434,792)	(6,149,268)
Net increase (decrease)	613,385	(696,722)

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.

Share activity is further described in Organization and Merger information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Technology ETF

Years ended May 31,	2024 A	2023 A	2022 A	2021 A	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$24.32	$21.70	$33.25	$21.11	$18.37
Income from Investment Operations
Net investment income (loss) C,D	(.04)	(.09) E	(.26)	(.24)	(.02)
Net realized and unrealized gain (loss)	6.64	2.97	(10.79)	12.51	2.76
Total from investment operations	6.60	2.88	(11.05)	12.27	2.74
Distributions from net realized gain	-	(.26)	(.50)	(.13)	-
Total distributions	-	(.26)	(.50)	(.13)	-
Net asset value, end of period	$30.92	$24.32	$21.70	$33.25	$21.11
Total Return F,G,H	27.13%	13.45%	(33.85)%	58.13%	14.90%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.51%	.87%	.99% K	1.01% K	1.01% K,L
Expenses net of fee waivers, if any	.50%	.87%	.99% K	1.01% K	1.01% K,L
Expenses net of all reductions	.50%	.87%	.99% K	1.01% K	1.01% K,L
Net investment income (loss)	(.14)%	(.42)% E	(.78)%	(.77)%	(.62)% L
Supplemental Data
Net assets, end of period (000 omitted)	$148,078	$101,545	$34,802	$130,244	$6,198
Portfolio turnover rate M	25 % N	28%	33%	29%	0% O,P

AAs further described in Organization and Merger information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.
BFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.47)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount represents less than 1%.
PAmount not annualized.
Notes to Financial Statements

For the period ended May 31, 2024

1. Organization.
Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF and Fidelity Disruptive Technology ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity Disruptive Medicine ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective June 9, 2023, each Fidelity Disruptive Fund (Predecessor Fund) reorganized into the newly created exchange-traded fund (ETF) as noted in the table below. Each Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of each Fund reflect the financial information of each Predecessor Fund through June 9, 2023 (see Merger Information note). During the prior fiscal year, Loyalty Class 1, Loyalty Class 2 and Class F shares were converted to Fidelity Disruptive Fund shares in each Predecessor Fund.

Current ETFs	Former Mutual Funds (Predecessor Funds)
Fidelity Disruptive Automation ETF	Fidelity Disruptive Automation Fund
Fidelity Disruptive Communications ETF	Fidelity Disruptive Communications Fund
Fidelity Disruptive Finance ETF	Fidelity Disruptive Finance Fund
Fidelity Disruptive Medicine ETF	Fidelity Disruptive Medicine Fund
Fidelity Disruptive Technology ETF	Fidelity Disruptive Technology Fund

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Disruptive Automation ETF	93,849,761	23,549,871	(12,629,065)	10,920,806
Fidelity Disruptive Communications ETF	40,931,480	17,465,814	(7,731,172)	9,734,642
Fidelity Disruptive Finance ETF	39,025,813	11,423,142	(5,599,796)	5,823,346
Fidelity Disruptive Medicine ETF	51,222,461	9,860,036	(7,647,652)	2,212,384
Fidelity Disruptive Technology ETF	123,829,902	39,690,715	(14,177,150)	25,513,565

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Disruptive Automation ETF	64,444	(10,111,538)	10,905,865
Fidelity Disruptive Communications ETF	-	(6,961,406)	9,734,377
Fidelity Disruptive Finance ETF	190,848	(6,495,442)	5,823,669
Fidelity Disruptive Medicine ETF	236,380	(11,253,526)	2,219,394
Fidelity Disruptive Technology ETF	-	(29,411,535)	25,514,811

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Disruptive Automation ETF	(2,949,356)	(7,162,182)	(10,111,538)
Fidelity Disruptive Communications ETF	(4,704,590)	(2,256,816)	(6,961,406)
Fidelity Disruptive Finance ETF	(4,383,267)	(2,112,175)	(6,495,442)
Fidelity Disruptive Medicine ETF	(7,080,374)	(4,173,152)	(11,253,526)
Fidelity Disruptive Technology ETF	(3,662,027)	(25,749,508)	(29,411,535)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2024 to May 31, 2024. Loss deferrals were as follows:
Ordinary losses ($)
Fidelity Disruptive Communications ETF	(38,189)
Fidelity Disruptive Technology ETF	(70,516)

The tax character of distributions paid was as follows:

May 31, 2024
	Ordinary Income ($)	Total ($)
Fidelity Disruptive Automation ETF	600,970	600,970
Fidelity Disruptive Finance ETF	404,620	404,620

May 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Disruptive Automation Fund	182,874	-	182,874
Fidelity Disruptive Finance Fund	304,444	3,336,533	3,640,977
Fidelity Disruptive Technology Fund	-	1,210,975	1,210,975

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptive Automation ETF	50,632,488	51,074,352
Fidelity Disruptive Communications ETF	14,948,290	13,375,973
Fidelity Disruptive Finance ETF	14,409,000	13,301,962
Fidelity Disruptive Medicine ETF	16,786,578	14,401,574
Fidelity Disruptive Technology ETF	26,235,273	28,142,393

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Disruptive Automation ETF	3,597,594	12,583,950
Fidelity Disruptive Communications ETF	1,267,995	3,895,711
Fidelity Disruptive Finance ETF	-	7,379,978
Fidelity Disruptive Medicine ETF	7,607,367	2,474,632
Fidelity Disruptive Technology ETF	28,591,609	4,587,682

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Disruptive Automation Fund	210,398	2,526,540	4,955,947

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Disruptive Automation ETF	.50%
Fidelity Disruptive Communications ETF	.50%
Fidelity Disruptive Finance ETF	.50%
Fidelity Disruptive Medicine ETF	.50%
Fidelity Disruptive Technology ETF	.50%

During the period June 1, 2023 through June 9, 2023, the Predecessor Funds paid an all-inclusive monthly management fee that was based on an annual rate of each Predecessor Fund's average net assets as noted in the table below. Under the management contract, the investment adviser paid all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Under a separate expense contract, the investment adviser paid all other operating expenses as necessary, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses, so that total expenses of the Predecessor Fund did not exceed an annual percentage of average net assets as noted in the table below.

	Management Fee Annual % of Average Net Assets	Expense Contract Annual % of Average Net Assets
Fidelity Disruptive Automation Fund	1.00%	.50%
Fidelity Disruptive Communications Fund	1.00%	.50%
Fidelity Disruptive Finance Fund	1.00%	.50%
Fidelity Disruptive Medicine Fund	1.00%	.50%
Fidelity Disruptive Technology Fund	1.00%	.50%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Disruptive Automation ETF	147
Fidelity Disruptive Communications ETF	105
Fidelity Disruptive Finance ETF	316
Fidelity Disruptive Medicine ETF	365
Fidelity Disruptive Technology ETF	141

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Disruptive Automation ETF	Borrower	5,516,000	5.32%	814

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Disruptive Automation ETF	1,063,013	1,075,914	253,185
Fidelity Disruptive Communications ETF	11,648	504,625	166,015
Fidelity Disruptive Finance ETF	1,955,770	1,402,362	812,533
Fidelity Disruptive Medicine ETF	844,166	347,881	101,333
Fidelity Disruptive Technology ETF	1,335,652	166,170	(563,289)
6. Committed Line of Credit.
During the period June 1, 2023 through June 9, 2023, each Predecessor Fund participated with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit were borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disruptive Automation ETF	7,975	4,974	-
Fidelity Disruptive Communications ETF	32	-	-
Fidelity Disruptive Finance ETF	366	1	-
Fidelity Disruptive Medicine ETF	386	-	-
Fidelity Disruptive Technology ETF	99	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Funds to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through September 30, 2025. During the period this reimbursement reduced the Funds' expenses as follows:
Reimbursement ($)
Fidelity Disruptive Automation ETF	4,551
Fidelity Disruptive Communications ETF	1,018
Fidelity Disruptive Finance ETF	759
Fidelity Disruptive Medicine ETF	2,387
Fidelity Disruptive Technology ETF	5,186

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Disruptive Automation ETF	509
Fidelity Disruptive Communications ETF	168
Fidelity Disruptive Finance ETF	574
Fidelity Disruptive Medicine ETF	1,112
Fidelity Disruptive Technology ETF	488

9. Distributions to Shareholders.
Prior fiscal year distributions to shareholder of each class were as follows:

Year ended May 31, 2023
Fidelity Disruptive Automation Fund
Distributions to shareholders
Fidelity Disruptive Automation Fund	$-
Loyalty Class 1	70,285
Loyalty Class 2	370
Class F	112,219
Total	$182,874
Fidelity Disruptive Finance Fund
Distributions to shareholders
Fidelity Disruptive Finance Fund	$889,399
Loyalty Class 1	1,176,792
Loyalty Class 2	9,204
Class F	1,565,582
Total	$3,640,977
Fidelity Disruptive Technology Fund
Distributions to shareholders
Fidelity Disruptive Technology Fund	$403,963
Loyalty Class 1	534,280
Loyalty Class 2	1,388
Class F	271,344
Total	$1,210,975
10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

Prior fiscal year share transactions for each class of the Predecessor Fund were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended May 31, 2023	Year ended May 31, 2023
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation Fund
Shares sold	4,549,471	$106,491,639
Reinvestment of distributions	-	-
Shares redeemed	(1,670,230)	(35,221,801)
Net increase (decrease)	2,879,241	$71,269,838
Loyalty Class 1
Shares sold	687,455	$14,592,727
Reinvestment of distributions	3,054	65,051
Shares redeemed	(3,399,293)	(78,288,179)
Net increase (decrease)	(2,708,784)	$(63,630,401)
Loyalty Class 2
Shares sold	831	$17,906
Reinvestment of distributions	17	370
Shares redeemed	(7,730)	(180,614)
Net increase (decrease)	(6,882)	$(162,338)
Class F
Shares sold	23,191	$512,114
Reinvestment of distributions	5,221	112,219
Shares redeemed	(1,220,183)	(27,936,611)
Net increase (decrease)	(1,191,771)	$(27,312,278)
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications Fund
Shares sold	1,574,930	$36,001,186
Reinvestment of distributions	-	-
Shares redeemed	(352,668)	(7,507,221)
Net increase (decrease)	1,222,262	$28,493,965
Loyalty Class 1
Shares sold	118,546	$2,583,699
Reinvestment of distributions	-	-
Shares redeemed	(741,539)	(16,870,638)
Net increase (decrease)	(622,993)	$(14,286,939)
Loyalty Class 2
Shares sold	234	$5,415
Reinvestment of distributions	-	-
Shares redeemed	(5,580)	(129,686)
Net increase (decrease)	(5,346)	$(124,271)
Class F
Shares sold	110,136	$2,260,556
Reinvestment of distributions	-	-
Shares redeemed	(1,165,781)	(26,314,710)
Net increase (decrease)	(1,055,645)	$(24,054,154)
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance Fund
Shares sold	1,667,868	$41,586,096
Reinvestment of distributions	33,977	860,296
Shares redeemed	(653,573)	(16,387,983)
Net increase (decrease)	1,048,272	$26,058,409
Loyalty Class 1
Shares sold	262,880	$6,806,499
Reinvestment of distributions	41,011	1,037,086
Shares redeemed	(1,019,650)	(25,336,391)
Net increase (decrease)	(715,759)	$(17,492,806)
Loyalty Class 2
Shares sold	653	$17,290
Reinvestment of distributions	362	9,204
Shares redeemed	(6,443)	(160,502)
Net increase (decrease)	(5,428)	$(134,008)
Class F
Shares sold	124,045	$3,122,008
Reinvestment of distributions	61,525	1,565,581
Shares redeemed	(1,068,546)	(26,918,970)
Net increase (decrease)	(882,976)	$(22,231,381)
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine Fund
Shares sold	1,872,264	$47,165,060
Reinvestment of distributions	-	-
Shares redeemed	(598,763)	(13,951,368)
Net increase (decrease)	1,273,501	$33,213,692
Loyalty Class 1
Shares sold	219,552	$5,140,188
Reinvestment of distributions	-	-
Shares redeemed	(976,902)	(24,624,657)
Net increase (decrease)	(757,350)	$(19,484,469)
Loyalty Class 2
Shares sold	69	$1,704
Reinvestment of distributions	-	-
Shares redeemed	(4,672)	(120,139)
Net increase (decrease)	(4,603)	$(118,435)
Class F
Shares sold	91,473	$2,265,715
Reinvestment of distributions	-	-
Shares redeemed	(1,187,808)	(29,802,055)
Net increase (decrease)	(1,096,335)	$(27,536,340)
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology Fund
Shares sold	4,693,753	$100,997,985
Reinvestment of distributions	18,804	392,082
Shares redeemed	(2,141,414)	(42,810,625)
Net increase (decrease)	2,571,143	$58,579,442
Loyalty Class 1
Shares sold	577,993	$11,797,211
Reinvestment of distributions	23,915	499,555
Shares redeemed	(2,750,511)	(59,530,327)
Net increase (decrease)	(2,148,603)	$(47,233,561)
Loyalty Class 2
Shares sold	62	$1,295
Reinvestment of distributions	66	1,388
Shares redeemed	(5,683)	(125,896)
Net increase (decrease)	(5,555)	$(123,213)
Class F
Shares sold	125,132	$2,389,168
Reinvestment of distributions	12,821	271,344
Shares redeemed	(1,251,660)	(26,749,274)
Net increase (decrease)	(1,113,707)	$(24,088,762)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Merger Information.
On June 9, 2023 each Fund (Predecessor Fund) reorganized into a newly created exchange traded fund (ETF) pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of each Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. Each Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of each Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

Predecessor Funds	New ETFs
Fidelity Disruptive Automation Fund	Fidelity Disruptive Automation ETF
Fidelity Disruptive Communications Fund	Fidelity Disruptive Communications ETF
Fidelity Disruptive Finance Fund	Fidelity Disruptive Finance ETF
Fidelity Disruptive Medicine Fund	Fidelity Disruptive Medicine ETF
Fidelity Disruptive Technology Fund	Fidelity Disruptive Technology ETF

For financial reporting purposes, the assets and liabilities of each Predecessor Fund and shares issued by each ETF were recorded at fair value; however, the cost basis of the investments received from each Predecessor Fund were carried forward and will be utilized for purposes of each ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to each Predecessor Fund or their shareholders. Costs incurred in connection with the reorganization were paid by each Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Fidelity Disruptive Automation Fund	111,001,230	9,648,810	111,488,793	4,459,561	.6686440000
Fidelity Disruptive Communications Fund	38,182,670	416,225	38,176,192	1,527,044	.4988520000
Fidelity Disruptive Finance Fund	41,565,870	1,661,222	41,616,228	1,664,653	.5240880000
Fidelity Disruptive Medicine Fund	43,523,861	4,291,008	43,537,456	1,741,504	.4511440000
Fidelity Disruptive Technology Fund	102,251,358	1,677,809	102,438,029	4,097,527	.5443240000

Acquiring ETF	Net Assets ($)	Total net assets after the acquisition ($)

Fidelity Disruptive Automation ETF	25	111,488,818
Fidelity Disruptive Communications ETF	25	38,176,217
Fidelity Disruptive Finance ETF	25	41,616,253
Fidelity Disruptive Medicine ETF	25	43,537,481
Fidelity Disruptive Technology ETF	25	102,438,054

Pro forma results of operations of the combined entity for the entire period ended May 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

ETF name	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations

Fidelity Disruptive Automation ETF	425,597	131,063	3,058,893	3,615,553
Fidelity Disruptive Communications ETF	(56,364)	2,695,971	10,821,394	13,461,001
Fidelity Disruptive Finance ETF	358,188	2,755,028	5,959,154	9,072,370
Fidelity Disruptive Medicine ETF	(68,608)	(373,863)	(672,987)	(1,115,458)
Fidelity Disruptive Technology ETF	(163,618)	(4,743,993)	29,876,530	24,968,919

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Predecessor Fund that has been included in each ETF's Statement of Operations since June 9, 2023.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF (five of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds") as of May 31, 2024, the related statements of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended May 31, 2024 and for the period April 16, 2020 (commencement of operations) through May 31, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2024 and each of the financial highlights for each of the four years in the period ended May 31, 2024 and for the period April 16, 2020 (commencement of operations) through May 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Disruptive Automation ETF
June 2023	28%
September 2023	33%
December 2023	33%
March 2024	43%
Fidelity Disruptive Finance ETF
June 2023	91%
September 2023	100%
December 2023	100%
March 2024	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Disruptive Automation ETF
June 2023	100%
September 2023	100%
December 2023	100%
March 2024	100%
Fidelity Disruptive Finance ETF
June 2023	100%
September 2023	100%
December 2023	100%
March 2024	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Disruptive Automation ETF	06/07/23	$0.0349	$0.0086

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Disruptive Automation ETF
Fidelity Disruptive Communications ETF
Fidelity Disruptive Finance ETF
Fidelity Disruptive Medicine ETF
Fidelity Disruptive Technology ETF
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the funds' Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the funds under the management contracts with FMR will remain unchanged.
The Board further considered that the approval of each fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of services provided to each fund by FMR and its affiliates.
In connection with its consideration of future renewals of each fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Sub-Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Disruptive Automation ETF
Fidelity Disruptive Communications ETF
Fidelity Disruptive Finance ETF
Fidelity Disruptive Medicine ETF
Fidelity Disruptive Technology ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment programs. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund's bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund's all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar load structure to the fund (referred to as the "similar load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that each fund's advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.9907221.100
DRA-ANN-0724
Fidelity® Disruptors ETF

Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Disruptors ETF
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 81.7%
	Shares	Value ($)
Fidelity Disruptive Communications ETF (a)(b)(c)	649,081	22,010,331
Fidelity Disruptive Finance ETF (c)	657,260	19,652,013
Fidelity Disruptive Medicine ETF (a)(b)(c)	710,553	16,712,709
Fidelity Disruptive Technology ETF (a)(b)(c)	645,363	19,967,527
TOTAL DOMESTIC EQUITY FUNDS (Cost $67,271,226)		78,342,580

International Equity Funds - 18.2%
	Shares	Value ($)
Fidelity Disruptive Automation ETF (b)(c) (Cost $13,281,004)	673,163	17,401,255

Short-Term Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	108,550	108,572
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	2,627,487	2,627,750
TOTAL SHORT-TERM FUNDS (Cost $2,736,322)		2,736,322

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $83,288,552)	98,480,157
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(2,612,549)
NET ASSETS - 100.0%	95,867,608

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	2,356,036	2,247,464	10,742	-	-	108,572	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	11,521,611	8,893,861	40,780	-	-	2,627,750	0.0%
Total	-	13,877,647	11,141,325	51,522	-	-	2,736,322

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Disruptive Automation ETF	19,063,965	1,583,286	3,889,264	98,733	1,080,450	(437,182)	17,401,255
Fidelity Disruptive Communications ETF	19,096,640	1,305,349	4,748,593	-	572,398	5,784,537	22,010,331
Fidelity Disruptive Finance ETF	18,203,265	2,153,088	4,616,938	180,372	805,412	3,107,186	19,652,013
Fidelity Disruptive Medicine ETF	18,733,959	2,533,359	3,893,785	-	61,897	(722,721)	16,712,709
Fidelity Disruptive Technology ETF	20,318,052	1,424,590	6,299,020	-	556,710	3,967,195	19,967,527
	95,415,881	8,999,672	23,447,600	279,105	3,076,867	11,699,015	95,743,835

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	78,342,580	78,342,580	-	-

International Equity Funds	17,401,255	17,401,255	-	-

Short-Term Funds	2,736,322	2,736,322	-	-
Total Investments in Securities:	98,480,157	98,480,157	-	-
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value (including securities loaned of $2,550,661) - See accompanying schedule:
Fidelity Central Funds (cost $2,736,322)	$2,736,322
Other affiliated issuers (cost $80,552,230)	95,743,835

Total Investment in Securities (cost $83,288,552)		$98,480,157
Cash		8,827
Distributions receivable from Fidelity Central Funds		12,003
Receivable from investment adviser for expense reductions		2,404
Total assets		98,503,391
Liabilities
Other payables and accrued expenses	$8,033
Collateral on securities loaned	2,627,750
Total liabilities		2,635,783
Net Assets		$95,867,608
Net Assets consist of:
Paid in capital		$96,057,194
Total accumulated earnings (loss)		(189,586)
Net Assets		$95,867,608
Net Asset Value, offering price and redemption price per share ($95,867,608 ÷ 3,425,062 shares)		$27.99
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends:
Affiliated issuers		$279,105
Income from Fidelity Central Funds (including $40,780 from security lending)		51,522
Total income		330,627
Expenses
Management fee	$24,042
Independent trustees' fees and expenses	453
Proxy	5,036
Total expenses before reductions	29,531
Expense reductions	(26,576)
Total expenses after reductions		2,955
Net Investment income (loss)		327,672
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	3,811,976
Affiliated issuers	(735,109)
Total net realized gain (loss)		3,076,867
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	11,699,015
Total change in net unrealized appreciation (depreciation)		11,699,015
Net gain (loss)		14,775,882
Net increase (decrease) in net assets resulting from operations		$15,103,554

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$327,672	$(438,548)
Net realized gain (loss)	3,076,867	(11,203,876)
Change in net unrealized appreciation (depreciation)	11,699,015	14,746,550
Net increase (decrease) in net assets resulting from operations	15,103,554	3,104,126
Distributions to shareholders	(204,878)	-

Share transactions - net increase (decrease)	-	(33,405,540)
Share transactions
Proceeds from sales of shares	6,190,582	-
Cost of shares redeemed	(20,630,421)	-

Net increase (decrease) in net assets resulting from share transactions	(14,439,839)	(33,405,540)
Total increase (decrease) in net assets	458,837	(30,301,414)

Net Assets
Beginning of period	95,408,771	125,710,185
End of period	$95,867,608	$95,408,771

Other Information
Shares
Sold	225,397	4,434,170
Redeemed	(827,857)	(6,032,531)
Net increase (decrease)	(602,460)	(1,598,361)

See Organization and Merger information note regarding reorganization from mutual fund to exchange traded fund.

Share activity is further described in Organization and Merger information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptors ETF

Years ended May 31,	2024 A	2023 A	2022 A	2021 A	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$23.69	$22.31	$29.44	$20.17	$17.43
Income from Investment Operations
Net investment income (loss) C,D	.09	(.10)	(.21)	(.21)	(.02)
Net realized and unrealized gain (loss)	4.27	1.48	(6.54)	9.67	2.76
Total from investment operations	4.36	1.38	(6.75)	9.46	2.74
Distributions from net investment income	(.06)	-	-	-	-
Distributions from net realized gain	-	-	(.38)	(.19)	-
Total distributions	(.06)	-	(.38)	(.19)	-
Net asset value, end of period	$27.99	$23.69	$22.31	$29.44	$20.17
Total Return E,F,G	18.43%	6.17%	(23.29)%	46.99%	15.70%
Ratios to Average Net Assets D,H,I
Expenses before reductions	.03%	.90%	1.00%	1.01% J	1.01% J,K
Expenses net of fee waivers, if any	- % L	.82%	1.00%	1.01% J	1.01% J,K
Expenses net of all reductions	-% L	.82%	1.00%	1.01% J	1.01% J,K
Net investment income (loss)	.35%	(.50)%	(.69)%	(.77)%	(1.01)% K
Supplemental Data
Net assets, end of period (000 omitted)	$95,868	$95,409	$48,579	$141,385	$19,310
Portfolio turnover rate M	4 % N	12%	22%	3%	0% O

AAs further described in Organization and Merger information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.
BFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
NPortfolio turnover rate excludes securities received or delivered in-kind.
OAmount not annualized.
Notes to Financial Statements

For the period ended May 31, 2024

1. Organization.
Fidelity Disruptors ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective June 16, 2023, Fidelity Disruptors Fund (Predecessor Fund) reorganized into the newly created Fidelity Disruptors ETF. The Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of the Fund reflects the financial information of the Predecessor Fund through June 16, 2023 (see Merger Information note). During the prior fiscal year, Loyalty Class 1 and Loyalty Class 2 shares were converted to Fidelity Disruptors Fund shares in the Predecessor Fund.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in-kind, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,160,986
Gross unrealized depreciation	(1,289,506)
Net unrealized appreciation (depreciation)	$14,871,480
Tax Cost	$83,608,677

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(15,061,066)
Net unrealized appreciation (depreciation) on securities and other investments	$14,871,480

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(5,351,974)
Long-term	(9,709,092)
Total capital loss carryforward	$(15,061,066)

The tax character of distributions paid was as follows:

	May 31, 2024	May 31, 2023
Ordinary Income	$204,878	$-
Total	$204,878	$-
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptors ETF	3,428,436	8,494,012

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Disruptors ETF	5,571,236	14,953,590

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. The Fund does not pay any fees for these services. Under the management contract, the investment adviser pays all expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

During the period June 1, 2023 through June 16, 2023, the Predecessor Fund paid an all-inclusive monthly management fee that was based on an annual rate of the Predecessor Fund's average net assets as noted in the table below. Under the management contract, the investment adviser paid all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Under a separate expense contract, the investment adviser paid all other operating expenses as necessary, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses, so that total expenses of the Predecessor Fund did not exceed an annual percentage of average net assets as noted in the table below.

	Management Fee Annual % of Average Net Assets	Expense Contract Annual % of Average Net Assets
Fidelity Disruptors Fund	1.00%	.50%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Disruptors ETF	22

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements.  Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
During the period June 1, 2023 through June 16, 2023, the Predecessor Fund participated with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit were borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disruptors ETF	4,461	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through September 30, 2025. During the period this reimbursement reduced the Fund's expenses as follows:
Reimbursement ($)
Fidelity Disruptors ETF	2,404

During the period June 1, 2023 through June 16, 2023, the investment adviser voluntarily agreed to waive the Predecessor Fund's management fee as follows:

	Management Fee Waiver Annual % of Average Net Assets	Management Fee Waiver ($)
Fidelity Disruptors Fund	.50%	24,025

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $147.
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

Prior fiscal year share transactions for the class of the Predecessor Fund were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended May 31, 2023	Year ended May 31, 2023
Fidelity Disruptors Fund
Fidelity Disruptors Fund
Shares sold	3,703,937	$84,461,331
Reinvestment of distributions	-	-
Shares redeemed	(1,852,955)	(38,815,504)
Net increase (decrease)	1,850,982	$45,645,827
Loyalty Class 1
Shares sold	730,233	$15,839,358
Reinvestment of distributions	-	-
Shares redeemed	(4,173,700)	(94,754,589)
Net increase (decrease)	(3,443,467)	$(78,915,231)
Loyalty Class 2
Reinvestment of distributions	-	-
Shares redeemed	(5,876)	(136,136)
Net increase (decrease)	(5,876)	$(136,136)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Merger Information.
On June 16, 2023 the Fidelity Disruptors Fund (Predecessor Fund) reorganized into a newly created Fidelity Disruptors ETF (ETF) pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and shares issued by the ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward and will be utilized for purposes of the ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Fidelity Disruptors Fund	98,438,042	8,954,987	98,615,698	3,944,631	.5736680000

Acquiring ETF	Net Assets ($)	Total net assets after the acquisition ($)
Fidelity Disruptors ETF	25	98,615,723

Pro forma results of operations of the combined entity for the entire period ended May 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$327,689
Total net realized gain (loss)	3,076,867
Total change in net unrealized appreciation (depreciation)	11,699,015
Net increase (decrease) in net assets resulting from operations	$15,103,571

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that has been included in the ETF's Statement of Operations since June 16, 2023.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Disruptors ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Disruptors ETF (the "Fund"), a fund of Fidelity Covington Trust, including the schedule of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from April 16, 2020 (commencement of operations) through May 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from April 16, 2020 (commencement of operations) through May 31, 2020, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 15, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $11,538 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 32% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Disruptors ETF
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Disruptors ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under a separate agreement covering pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, the fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.

Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year with representatives of the Investment Advisers relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the fund over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on the fund's bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the fund's all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar load structure to the fund (referred to as the "similar load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for the fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9910203.100
DRE-ANN-0724

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2024